Operating expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating expenses
Salaries	£ 1,237	£ 1,254
Bonus awards	271	223
Temporary and contract costs	79	80
Social security costs	207	187
Pension costs	173	169
- defined benefit schemes	52	59
- defined contribution schemes	121	110
Other	162	234
Staff costs	2,129	2,147
Premises and equipment	587	579
Depreciation and amortisation	557	508
Other administrative expenses	745	823
Administrative expenses	1,889	1,910
Operating expenses	4,018	4,057
Depreciation on right of use assets	£ 47	£ 53